VESSELS, RIGS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Movements in the year ended December 31, 2024 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels, Rigs and Equipment, net
Balance as of December 31, 2023	3,454,193	(799,460)	2,654,733
Depreciation	—	(207,989)	(207,989)
Vessel additions	518,820	—	518,820
Capital improvements	49,842	—	49,842
Vessel disposals	(37,496)	32,126	(5,370)
Reclassification from 'Vessels under finance lease, net'	542,262	—	542,262
Balance as of December 31, 2024	4,527,621	(975,323)	3,552,298